UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		5/17/2010
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2010

Form 13F Information Table Entry Total:  	73

Form 13F Information Table Value Total:  	$914,023
					 	(thousands)

List of Other Included Managers: 		NONE

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

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$502		62,810		SH		SOLE	NONE	62,810
ALPHA NATURAL RESOURCES	COM			02076X102	$31,533		632,046		SH		SOLE	NONE	632,046
AMERICAN TOWER CORP	CL A			029912201	$40,565		952,000		SH		SOLE	NONE	952,000
ARCELORMITTAL SA LUXEM	NY REGISTRY SH		03938L104	$40,898		931,400		SH		SOLE	NONE	931,400
BPZ RESOURCES INC	COM			055639108	$3,335		453,800		SH		SOLE	NONE	453,800
SELECT SECTOR SPDR TR	SBI MATERIALS		81369Y100	$339		10,000		SH		SOLE	NONE	10,000
CF INDS HLDGS INC	COM			125269100	$52,492		575,700		SH		SOLE	NONE	575,700
CALGON CARBON CORP	COM			129603106	$1,027		60,000		SH		SOLE	NONE	60,000
CALPINE CORP		COM NEW			131347304	$713		60,000		SH		SOLE	NONE	60,000
CELGENE CORP		COM			151020104	$9,294		150,000		SH		SOLE	NONE	150,000
CERAGON NETWORKS LTD	ORD			M22013102	$722		66,100		SH		SOLE	NONE	66,100
CERNER CORP		COM			156782104	$1,724		20,300		SH		SOLE	NONE	20,300
CHENIERE ENERGY INC	COM NEW			16411R208	$77		25,000		SH		SOLE	NONE	25,000
CINEMARK HOLDINGS INC	COM			17243V102	$5,152		280,900		SH		SOLE	NONE	280,900
CLEAN ENERGY FUELS CORP	COM			184499101	$228		10,000		SH		SOLE	NONE	10,000
CLIFFS NATURAL RESOURCS COM			18683k101	$355		5,000		SH		SOLE	NONE	5,000
CONTINENTAL AIRLS INC	CL B			210795308	$25,197		1,146,900	SH		SOLE	NONE	1,146,900
CONTINENTAL RESOURCES	COM			212015101	$4,281		100,600		SH		SOLE	NONE	100,600
CROWN CASTLE INTL CORP	COM			228227104	$50,911		1,331,700	SH		SOLE	NONE	1,331,700
DELTA AIR LINES INC DEL	COM NEW			247361702	$22,172		1,519,690	SH		SOLE	NONE	1,519,690
DIAMOND OFFSHORE DRLLNG COM			25271C102	$444		5,000		SH		SOLE	NONE	5,000
DISNEY WALT CO		COM DISNEY		254687106	$887		25,400		SH		SOLE	NONE	25,400
DOLBY LABORATORIES INC	COM			25659T107	$1,490		25,400		SH		SOLE	NONE	25,400
DRAGONWAVE INC		COM			26144M103	$1,018		110,000		SH		SOLE	NONE	110,000
DREAMWORKS ANMATON SKG 	CL A			26153C103	$13,908		353,000		SH		SOLE	NONE	353,000
E M C CORP MASS		COM			268648102	$7,216		400,000		SH		SOLE	NONE	400,000
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,065		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$526		500,000		PRN		SOLE	NONE	500,000
EQUINIX INC		NOTE 4.750% 6/1		29444UAH9	$9,520		7,000,000	PRN		SOLE	NONE	7,000,000
EQT CORP		COM			26884L109	$1,230		30,000		SH		SOLE	NONE	30,000
ENTERPRISE PRODS PRTNRS	COM			293792107	$692		20,000		SH		SOLE	NONE	20,000
FINISAR			NOTE 2.500%10/1		31787AAF8	$1,980		2,000,000	PRN		SOLE	NONE	2,000,000
FINISAR CORP		COM NEW			31787A507	$22,453		1,434,701	SH		SOLE	NONE	1,434,701
FLOTEK INDS INC DEL	COM			343389102	$660		520,000		SH		SOLE	NONE	520,000
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$952		1,750,000	PRN		SOLE	NONE	1,750,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$52,260		4,157,500	SH		SOLE	NONE	4,157,500
GAFISA S A		SPONS ADR		362607301	$643		94,382		SH		SOLE	NONE	94,382
GILEAD SCIENCES INC	COM			375558103	$6,843		150,500		SH		SOLE	NONE	150,500
HEADWATERS INC		COM			42210P102	$138		30,000		SH		SOLE	NONE	30,000
HECKMANN CORP		COM			422680108	$145		25,000		SH		SOLE	NONE	25,000
JOY GLOBAL INC		COM			481165108	$566		10,000		SH		SOLE	NONE	10,000
MARTEK BIOSCIENCES CORP	COM			572901106	$3,390		150,586		SH		SOLE	NONE	150,586
MASTERCARD INC		CL A			57636Q104	$20,422		80,400		SH		SOLE	NONE	80,400
MERCK & CO INC NEW	COM			58933Y105	$11,272		301,800		SH		SOLE	NONE	301,800
MICRON TECHNOLOGY INC	COM			595112103	$62,635		6,040,000	SH		SOLE	NONE	6,040,000
MOSAIC CO		COM			61945A107	$49,947		821,900		SH		SOLE	NONE	821,900
MYLAN INC		COM			628530107	$4,542		200,000		SH		SOLE	NONE	200,000
NVIDIA CORP		COM			67066G104	$54,154		3,112,300	SH		SOLE	NONE	3,112,300
NATIONAL OILWELL VARCO	COM			637071101	$406		10,000		SH		SOLE	NONE	10,000
NEW YORK TIMES CO	CL A			650111107	$8,475		761,500		SH		SOLE	NONE	761,500
NOBLE ENERGY INC	COM			655044105	$730		10,000		SH		SOLE	NONE	10,000
NUANCE COMMUNICATIONS	COM			67020Y100	$47,830		2,874,410	SH		SOLE	NONE	2,874,410
PATTERSON UTI ENERGY	COM			703481101	$279		20,000		SH		SOLE	NONE	20,000
PERMA-FIX ENVIRONMENTAL	COM			714157104	$45		20,000		SH		SOLE	NONE	20,000
PETROHAWK ENERGY CORP	COM			716495106	$406		20,000		SH		SOLE	NONE	20,000
POTASH CORP SASK INC	COM			73755L107	$19,227		161,100		SH		SOLE	NONE	161,100
QUANTA SVCS INC		COM			74762E102	$3,932		205,200		SH		SOLE	NONE	205,200
REGAL ENTMT GROUP	CL A			758766109	$8,836		502,900		SH		SOLE	NONE	502,900
RESEARCH IN MOTION LTD	COM			760975102	$38,364		518,644		SH		SOLE	NONE	518,644
SBA COMMUNICATIONS CORP	COM			78388J106	$55,168		1,529,471	SH		SOLE	NONE	1,529,471
SOUTHERN COPPER CORP	COM			84265V105	$475		15,000		SH		SOLE	NONE	15,000
SPDR S&P MIDCAP 400 ETF	UTSER1 S&PDCRP		78467Y107	$243		1,700		SH		SOLE	NONE	1,700
SULPHCO INC		COM			865378103	$85		294,118		SH		SOLE	NONE	294,118
TESCO CORP		COM			88157K101	$787		67,416		SH		SOLE	NONE	67,416
TEVA PHARMACEUTCL IND	SADR			881624209	$25,364		402,100		SH		SOLE	NONE	402,100
TEXAS INSTRS INC	COM			882508104	$4,923		201,200		SH		SOLE	NONE	201,200
THORATEC CORP		COM NEW			885175307	$5,041		150,700		SH		SOLE	NONE	150,700
TRIQUINT SEMICONDUCTOR	COM			89674K103	$1,405		200,700		SH		SOLE	NONE	200,700
UAL CORP		COM NEW			902549807	$27,221		1,392,200	SH		SOLE	NONE	1,392,200
U S AIRWAYS GROUP INC	COM			90341W108	$3,693		502,500		SH		SOLE	NONE	502,500
URBAN OUTFITTERS INC	COM			917047102	$2,520		66,185		SH		SOLE	NONE	66,185
WALTER ENERGY INC	COM			93317Q105	$34,734		376,441		SH		SOLE	NONE	376,441
WESTPORT INNOVATIONS	COM NEW			960908309	$1,319		80,000		SH		SOLE	NONE	80,000


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